RS - Summary of Development of Long-term Incentive Plans and FV (Details) - April 2019 Long-Term Incentive Program	12 Months Ended
Dec. 31, 2023 shares
Long-term Incentive Plans [Line Items]
Beginning balance (in shares)	18,821
Additions (in shares)	0
Adjustment due to performance criteria (in shares)	(6,526)
Exercised (in shares)	(12,295)
Forfeitures (in shares)	0
Expired (in shares)	0
Ending balance (in shares)	0
Number of instruments exercisable on reporting date (in shares)	0